INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2021 (Details) $ in Millions, ₽ in Billions, ₨ in Billions	1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) extension	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 RUB (₽)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 RUB (₽)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 PKR (₨)	Mar. 31, 2021 RUB (₽)
Disclosure of detailed information about borrowings [line items]
Utilized						$ 3,707		$ 6,670
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,250	$ 1,250			1,250
Borrowings term					3 years
Number of extensions | extension					2
Borrowing term, extension					1 year
RUB30bn Alfa Bank facility
Disclosure of detailed information about borrowings [line items]
Notional amount				396	$ 396									₽ 30
RUB45bn Alfa Bank Facility
Disclosure of detailed information about borrowings [line items]
Notional amount				594	594									45
RUB15bn Alfa Bank Floating Rate Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 198	198									₽ 15
Borrowings term				5 years
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		$ 198	₽ 15				₽ 15
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Put option % acquired				15.00%
Consideration received in cash				$ 273
Proportion of ownership interest in subsidiary				100.00%
PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 131	131								₨ 20
PMCL (Pakistan Mobile Communications Ltd) | PKR15Bn MCB Bank syndicated facility
Disclosure of detailed information about borrowings [line items]
Notional amount				98	98								15
Borrowings term						7 years
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank bilateral term facility
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 33	$ 33								₨ 5
Borrowings term						7 years
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 320											₨ 50
Borrowings term	10 years
VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						100.00%	100.00%
VEON Holdings B.V. | MTN unsecured notes
Disclosure of detailed information about borrowings [line items]
Bonds issued										$ 273
VEON Holdings B.V. | MTN unsecured notes | Maximum
Disclosure of detailed information about borrowings [line items]
Bonds issued										$ 6,500
VEON Holdings B.V. | Alfa Bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Available								611
VEON Holdings B.V. | Sberbank
Disclosure of detailed information about borrowings [line items]
Available								612
VEON Holdings B.V. | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Utilized | ₽											₽ 20
VEON Finance Ireland Designated Activity Company | Alfa Bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Fixed rate tranche								408	₽ 30
Available								612	45
Floating rate tranche								204	15
VEON Finance Ireland Designated Activity Company | Alfa Bank bilateral term loan | March 2025
Disclosure of detailed information about borrowings [line items]
Available								407	30
VEON Finance Ireland Designated Activity Company | Alfa Bank bilateral term loan | March 2026
Disclosure of detailed information about borrowings [line items]
Available								204
VEON Finance Ireland Designated Activity Company | Sberbank
Disclosure of detailed information about borrowings [line items]
Available								611	45
VEON Finance Ireland Designated Activity Company | Sberbank | June 2023
Disclosure of detailed information about borrowings [line items]
Available								204	15
VEON Finance Ireland Designated Activity Company | Sberbank | June 2024
Disclosure of detailed information about borrowings [line items]
Available								$ 408	₽ 30